Operating Leases	12 Months Ended
Sep. 30, 2017
Leases [Abstract]
Leases

4. Operating Leases.

The Company leases certain assets under operating leases, which primarily consist of real estate leases for the corporate office and some of our terminal locations. Certain operating leases provide for renewal options, which can vary by lease and are typically offered at their fair rental value. The Company has not made any residual value guarantees related to its operating leases; therefore, there is no corresponding liability recorded on the Balance Sheets.

Future minimum annual lease payments for assets under operating leases as of September 30, 2017 are as follows (in thousands):

Fiscal Year	Total
2018	302
2019	309
2020	314
2021	318
2022	323
Thereafter	190
Total minimum lease payments	$1,756

Aggregate expense under operating leases was $804,000, $759,000 and $742,000 for 2017, 2016 and 2015, respectively. Certain operating leases include rent escalation provisions, which are recognized as expense on a straight-line basis.